Other Comprehensive Income (Loss) (Components of Other Comprehensive Income Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 6,272	$ 6,602
Other comprehensive income (loss), net of tax	1,050	(873)	$ (373)
Ending balance	7,442	6,272	6,602
Foreign currency translation adjustments, tax portion	(11)	(9)
Net unrealized investment gains, tax portion	7	10
Net charges related to pension/ retiree plans, tax portion	(1,462)	(1,530)
Unrealized Investment Gains
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	19	6
Other comprehensive (loss) income before reclassifications	(5)	13
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income (loss), net of tax	(5)	13
Ending balance	14	19	6
Pension/Post-Retirement Plans Gains (Losses)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(3,232)	(3,124)
Other comprehensive (loss) income before reclassifications	160	(294)
Amounts reclassified from accumulated other comprehensive loss	180	186
Other comprehensive income (loss), net of tax	340	(108)
Ending balance	(2,892)	(3,232)	(3,124)
Foreign Currency Translation Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(1,880)	(1,102)
Other comprehensive (loss) income before reclassifications	715	(778)
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income (loss), net of tax	715	(778)
Ending balance	(1,165)	(1,880)	(1,102)
Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(5,093)	(4,220)	(3,847)
Other comprehensive (loss) income before reclassifications	870	(1,059)
Amounts reclassified from accumulated other comprehensive loss	180	186
Other comprehensive income (loss), net of tax	1,050	(873)	(373)
Ending balance	$ (4,043)	$ (5,093)	$ (4,220)